Summary of Significant Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of activity of goodwill
Goodwill, Beginning Balance	$ 588,000	$ 482,480
Acquisition activities	3,563	93,650
Disposition activities	(519)	(80)
Write down of goodwill	(10,334)	0	0
Additional consideration paid for prior acquisitions	1,000	15,029
Foreign currency translation adjustment	(331)	(3,079)
Goodwill, Ending Balance	581,379	588,000	482,480
Subsea and Well Enhancement [Member]
Summary of activity of goodwill
Goodwill, Beginning Balance	437,684	332,111
Acquisition activities	3,563	93,650
Additional consideration paid for prior acquisitions		14,029
Foreign currency translation adjustment	(296)	(2,106)
Goodwill, Ending Balance	440,951	437,684
Drilling Products and Services [Member]
Summary of activity of goodwill
Goodwill, Beginning Balance	139,463	139,436
Additional consideration paid for prior acquisitions	1,000	1,000
Foreign currency translation adjustment	(35)	(973)
Goodwill, Ending Balance	140,428	139,463
Marine [Member]
Summary of activity of goodwill
Goodwill, Beginning Balance	10,853	10,933
Disposition activities	(519)	(80)
Write down of goodwill	(10,334)
Goodwill, Ending Balance		$ 10,853